Retirement Benefits Plans Retirement Benefits Plans - Fair Value of Other Postretirement Benefits Plan Assets (Details 12) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value of Other Postretirement Benefits Plan Assets [Line Items]
Global securities	$ 75	$ 52
Fixed income securities	67	50
Cash equivalents	4	54
Total other postretirement benefit plan assets	146	156
Quoted prices in active markets for identical assets (Level 1) [Member]
Fair Value of Other Postretirement Benefits Plan Assets [Line Items]
Global securities	0	0
Fixed income securities	0	0
Cash equivalents	4	54
Total other postretirement benefit plan assets	4	54
Other observable inputs (Level 2) [Member]
Fair Value of Other Postretirement Benefits Plan Assets [Line Items]
Global securities	75	52
Fixed income securities	67	50
Cash equivalents	0	0
Total other postretirement benefit plan assets	142	102
Unobservable inputs (Level 3) [Member]
Fair Value of Other Postretirement Benefits Plan Assets [Line Items]
Global securities	0	0
Fixed income securities	0	0
Cash equivalents	0	0
Total other postretirement benefit plan assets	$ 0	$ 0